Note 19 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Description of income taxes recognized in profit or loss [text block]
	For the year ended
	December 31,	December 31,
	2024	2023
	$	$
Deferred tax expense	(5,038)	(5,577)
Total income tax expense	(5,038)	(5,577)

Disclosure of income tax expense recovery differences explanatory [text block]
	For the year ended
	December 31,	December 31,
	2024	2023
	$	$
Income for the year before income taxes	82,817	54,236
Statutory tax rate	27%	27%

Income tax (expense) computed at statutory rates	(22,360)	(14,644)
Share issuance costs	-	1,050
Share based compensation	(1,016)	(762)
Mexican inflationary adjustments	542	788
Differing effective tax rate on loss in foreign jurisdiction	(2,656)	(1,904)
Equity accounted earnings from Investment in Juanicipio	33,986	22,398
Withholding tax on planned foreign earnings repatriation	(10,767)	(6,123)
Flow-through shares obligations	513	(3,814)
Unrecognized deferred tax assets	7,348	(21,072)
Impact of foreign exchange and other	(10,287)	17,055
Other	(341)	1,451
Total income tax (expense) benefit	(5,038)	(5,577)

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
	December 31,	December 31,
	2024	2023
	$	$
Deferred income tax assets
Non-capital losses	5,183	3,232
	5,183	3,232

Deferred income tax liabilities
Exploration and evaluation assets	(6,114)	(5,444)
Investment in Juanicipio	(10,767)	(6,123)
Financing costs	(6)	(26)
Unrealized capital gain on foreign exchange	(1,832)	(137)
	(18,719)	(11,730)

Net deferred income tax liability	(13,536)	(8,498)

Disclosure of deferred taxes [text block]
	December 31,	December 31,
	2024	2023
	$	$
At January 1	(8,498)	(2,921)
Deferred income tax (expense) benefit through income statement	(5,038)	(5,577)
At December 31	(13,536)	(8,498)

Disclosure of deductible temporary differences and unused tax credits for which no deferred tax assets explanatory [text block]
	December 31,		December 31,
	2024	expiry dates	2023
	$		$
Non-capital losses	119,688	2026-2045	163,349
Exploration and evaluation assets	14,478	no expiry	16,559
Financing fees	2,697	2045-2047	5,109
Other	2,889	no expiry	3,002
Total	139,752		188,019